FINANCIAL RISK MANAGEMENT - CURRENCY RISK - Foreign exchange positions in the most significant currencies (Details) - Currency risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest-bearing intercompany receivables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	$ 342.8	$ 306.5
Interest-bearing intercompany receivables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	6.0	8.4
Interest-bearing intercompany receivables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	6.3	0.1
Interest-bearing intercompany receivables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	89.7	82.6
Interest-bearing intercompany liabilities | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(1,264.5)	(306.5)
Interest-bearing intercompany liabilities | RMB
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(396.1)	(245.4)
Interest-bearing intercompany liabilities | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	115.8	(36.1)
Interest-bearing intercompany liabilities | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(25.5)	(29.5)
Interest-bearing external liabilities | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		(160.0)
Interest-bearing external liabilities | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions		160.0
Non interest-bearing receivables and payables | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(205.3)	(134.6)
Non interest-bearing receivables and payables | RMB
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	182.3	165.1
Non interest-bearing receivables and payables | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(4.1)	(27.6)
Non interest-bearing receivables and payables | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	8.8	6.5
Non interest-bearing receivables and payables | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	8.6	6.4
Non interest-bearing receivables and payables | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	4.9	5.0
Non interest-bearing receivables and payables | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	8.2	(37.9)
Foreign exchange derivatives | USD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	475.9	523.4
Foreign exchange derivatives | RMB
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	186.0	68.6
Foreign exchange derivatives | EUR
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(299.8)	(243.0)
Foreign exchange derivatives | GBP
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(106.6)	(88.4)
Foreign exchange derivatives | SEK
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(80.0)	(76.9)
Foreign exchange derivatives | CHF
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	(75.1)	(85.9)
Foreign exchange derivatives | CAD
FINANCIAL RISK MANAGEMENT
Foreign exchange positions	$ (100.4)	$ (97.9)